UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of earliest event reported): February 18, 2014
__________________________________________

CITIFINANCIAL AUTO, LTD.1
(Exact name of securitizer as specified in its charter)
__________________________________________

025-00276                                                                       0001541872
(Commission File Number of securitizer)                    (Central Index Key Number of securitizer)

Renee Woods, (469) 220-4939
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)     ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

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1 CitiFinancial Auto, Ltd., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

Item 1.03       Notice of Termination of Duty to File Reports under Rule 15Ga-1

The date of the last payment on the last asset-backed security outstanding was February 18, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CITIFINANCIAL AUTO, LTD.
(Securitizer)

By:/s/ Calvin C. Balliet
Name: Calvin C. Balliet
Title: President

Date: October 30, 2014